TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Balance at beginning of the year	¥ 2,195,870	¥ 1,841,225	¥ 1,404,254
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	635,047	354,645	436,971
Balance at end of the year	¥ 2,830,917	¥ 2,195,870	¥ 1,841,225